Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Additional Paid In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained (Deficit) Earnings [Member]	Total Equity Attributable to Frontline Ltd. [Member]	Noncontrolling Interest [Member]
Balance at beginning of year at Dec. 31, 2010	$ 759,037	$ 194,646	$ 224,245	$ 248,360	$ (3,836)	$ 83,718	$ 747,133	$ 11,904
Balance at the beginning of year (in shares) at Dec. 31, 2010	77,858,502	77,858,502
Increase (decrease) in Equity [Roll Forward]
Shares issued	0	0
Capital reorganization	0	0	0
Shares issued	0	0	0
Debt-for-Equity exchange	0		0
Stock option expense	1,524		1,524
Transfer to contributed surplus	0		0
Transfer from additional paid in capital	0			0
Other comprehensive income (loss)	943				(943)
Net loss	(529,010)					(529,601)		591
Cash dividends	(17,129)					(17,129)
Balance at the end of year at Dec. 31, 2011	213,479	194,646	225,769	248,360	(4,779)	(463,012)	200,984	12,495
Balance at the end of year (in shares) at Dec. 31, 2011	77,858,502	77,858,502
Increase (decrease) in Equity [Roll Forward]
Shares issued	0	0
Capital reorganization	0	0	0
Shares issued	0	0	0
Debt-for-Equity exchange	0		0
Stock option expense	821		821
Transfer to contributed surplus	(225,769)		(225,769)
Transfer from additional paid in capital	225,769			225,769
Other comprehensive income (loss)	(624)				624
Net loss	(83,775)					(82,754)		(1,021)
Cash dividends	0					0
Balance at the end of year at Dec. 31, 2012	131,149	194,646	821	474,129	(4,155)	(545,766)	119,675	11,474
Balance at the end of year (in shares) at Dec. 31, 2012	77,858,502	77,858,502
Increase (decrease) in Equity [Roll Forward]
Shares issued	8,653,211	8,653,211
Capital reorganization	0	(116,788)	116,788
Shares issued	11,939	8,654	3,285
Debt-for-Equity exchange	28,930		28,930
Stock option expense	161		161
Transfer to contributed surplus	0		0
Transfer from additional paid in capital	0			0
Other comprehensive income (loss)	(852)				852
Net loss	(191,082)					(188,509)		(2,573)
Cash dividends	0					0
Balance at the end of year at Dec. 31, 2013	$ (18,051)	$ 86,512	$ 149,985	$ 474,129	$ (3,303)	$ (734,275)	$ (26,952)	$ 8,901
Balance at the end of year (in shares) at Dec. 31, 2013	86,511,713	86,511,713